UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Ironbound Capital Management LP
Address: 902 Carnegie Center
         Suite 300
         Princeton, NJ 08540

13F File Number:    28-11572

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:   Brian A. Sattinger
Title:  Chief Financial Officer
Phone:  609-951-5005

Signature, Place, and Date of Signing:
Brian A. Sattinger  Princeton, New Jersey   November 13, 2009
Report Type (Check only one.):
    [X]        13F HOLDINGS REPORT.
    [ ]        13F NOTICE.
    [ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 14
Form 13F Information Table Value Total: $368,512

List of Other Included Managers:

FORM 13F INFORMATION TABLE
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER            VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS       SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APACHE CORP                    COM              037411105    28926   315000 SH       SOLE                   315000        0        0
BAKER HUGHES INC               COM              057224107    15080   353500 SH       SOLE                   353500        0        0
BERKLEY W R CORP               COM              084423102    28495  1127185 SH       SOLE                  1127185        0        0
BJ SVCS CO                     COM              055482103     5646   290600 SH       SOLE                   290600        0        0
CAREFUSION CORP                COM              14170T101    21926  1005775 SH       SOLE                  1005775        0        0
EXTERRAN HLDGS INC             COM              30225X103    23954  1009000 SH       SOLE                  1009000        0        0
FORESTAR GROUP INC             COM              346233109     6147   357786 SH       SOLE                   357786        0        0
HCC INS HLDGS INC              COM              404132102    35015  1280273 SH       SOLE                  1280273        0        0
JACOBS ENGR GROUP INC DEL      COM              469814107    30171   656600 SH       SOLE                   656600        0        0
LOCKHEED MARTIN CORP           COM              539830109    30373   389000 SH       SOLE                   389000        0        0
NEXEN INC                      COM              65334H102    35956  1593100 SH       SOLE                  1593100        0        0
SCHERING PLOUGH CORP           COM              806605101    35925  1271678 SH       SOLE                  1271678        0        0
TALISMAN ENERGY INC            COM              87425E103    28171  1624605 SH       SOLE                  1624605        0        0
URS CORP NEW                   COM              903236107    42727   978860 SH       SOLE                   978860        0        0